UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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



                            TITLE OF       CUSIP       VALUE       SHARES     SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS                    (x$1000)      PRN  AMT   PRN CALL   DSCRETN    MANAGERS  SOLE     SHARED   NONE
---------------------------------------------------------------- -------------------------------------------------------------------
AFFYMAX INC                 COM            00826A109        646        40,620     SH        SOLE        N/A     40,620
ALLOS THERAPEUTICS INC      COM            019777101        449        65,012     SH        SOLE        N/A     65,012
ALPHATEC HOLDINGS INC       COM            02081G102      2,177       533,473     SH        SOLE        N/A    533,473
CYPRESS BIOSCIENCES INC     COM PAR $.02   232674507      4,433       616,600     SH        SOLE        N/A    616,600
DECODE GENETICS INC         COM            243586104        181       192,488     SH        SOLE        N/A    192,488
DENDREON CORP               COM            24823Q107        974       218,900     SH        SOLE        N/A    218,900
DENDREON CORP               COM            24823Q107      2,087       469,000    PUT        SOLE        N/A    469,000
ELAN CORP PLC-ADR           ADR            284131208     59,411     1,671,200    PUT        SOLE        N/A  1,671,200
EMISPHERE TECHNOLOGIES INC  COM            291345106      1,360       505,743     SH        SOLE        N/A    505,743
GENTIUM SPA                 COM            37250B104         34        10,036     SH        SOLE        N/A     10,036
INCYTE CORP                 COM            45337C102        509        66,924     SH        SOLE        N/A     66,924
MEDIVATION INC              COM            58501N101      1,869       157,969     SH        SOLE        N/A    157,969
SANGAMO BIOSCIENCES INC     COM            800677106        682        68,570     SH        SOLE        N/A     68,570
SUPERGEN INC                COM            868059106        263       128,429     SH        SOLE        N/A    128,429

                                            14               75,075


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         14

Form 13F Information Table Value Total:         75,075
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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